Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 363,327	$ 346,548
Accounts receivable	145,206	129,386
Income tax receivable	55,172	1,190
Derivative financial assets	59,258	3,852
Other current assets	8,928	5,902
Total Current Assets	631,891	486,878
Property, plant and equipment:
Oil and natural gas properties (full cost method)	1,293,941	889,967
Other capital assets, net	13,130	10,064
Property, plant and equipment	1,307,071	900,031
Goodwill	654,799	638,878
Derivative financial assets	32,220
Deferred income tax asset	465,124	569,937
Income tax receivable	27,195	50,108
Total Assets	3,118,300	2,645,832
Current liabilities
Accounts payable	290,045	213,978
Dividends payable	2,395	2,421
Current portion of long-term debt	60,001	27,656
Derivative financial liabilities	1,909	28,642
Total Current Liabilities	354,350	272,697
Derivative financial liabilities		9,907
Long-term debt	636,849	644,723
Asset retirement obligation	126,112	117,736
Total Non-current Liabilities	762,961	772,366
Total Liabilities	1,117,311	1,045,063
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2018 - 239 million shares December 31, 2017 - 242 million shares	3,337,608	3,386,946
Paid-in capital	46,524	75,375
Accumulated deficit	(1,772,084)	(2,124,676)
Accumulated other comprehensive income	388,941	263,124
Total Shareholders' Equity	2,000,989	1,600,769
Total Liabilities & Shareholders' Equity	3,118,300	2,645,832
Commitments and Contingencies